Taxes (Tables)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Summary of Income Taxes

Income taxes	Current assets		Current liabilities		Non-current liabilities
	06.30.2019	12.31.2018	06.30.2019	12.31.2018	06.30.2019	12.31.2018
Taxes in Brazil
Income taxes	1,263	733	1,021	66	—	—
Income taxes—Tax settlement programs	—	—	58	56	545	552

	1,263	733	1,079	122	545	552

Taxes abroad	4	6	39	89	—	—

Total	1,267	739	1,118	211	545	552

Summary of Other Taxes

Other taxes	Current assets		Non-current assets		Current liabilities		Non-current liabilities (*)
	06.30.2019	12.31.2018	06.30.2019	12.31.2018	06.30.2019	12.31.2018	06.30.2019	12.31.2018
Taxes in Brazil
Current / Deferred ICMS (VAT)	627	781	517	700	711	922	—	—
Current / Deferred PIS and COFINS	388	442	2,800	2,668	331	309	39	32
CIDE	21	22	—	—	39	50	—	—
Production taxes	—	—	—	—	1,959	1,757	356	—
Withholding income taxes	—	—	—	—	90	308	—	—
Tax Settlement Program (**)	—	—	—	—	—	2	—	—
Others	35	36	158	158	143	184	84	75

Total in Brazil	1,071	1,281	3,475	3,526	3,273	3,532	479	107
Taxes abroad	18	15	15	14	18	24	—	—

Total	1,089	1,296	3,490	3,540	3,291	3,556	479	107

(*)	Other non-current taxes are classified as other non-current liabilities.
(**)	The amount is related to refinancing program (REFIS) from previous periods.

Summary of the Changes in the Deferred Income Taxes

The changes in the deferred income taxes are presented as follows:

Balance at January 1, 2018	2,364

Recognized in the statement of income for the year	(764)
Recognized in shareholders’ equity (*)	1,799
Cumulative translation adjustment	(159)
Use of tax credits	(1,222)
Others	8

Balance at December 31, 2018	2,026

Recognized in the statement of income for the period	(1,684)
Recognized in shareholders’ equity (*)	(806)
Cumulative translation adjustment	(68)
Use of tax credits	(354)
Others	(308)

Balance at June 30, 2019	(1,194)

Deferred tax assets	2,680
Deferred tax liabilities	(654)

Balance at December 31, 2018	2,026

Deferred tax assets	2,641
Deferred tax liabilities	(3,835)

Balance at June 30, 2019	(1,194)

(*)

The amounts presented as Loans, trade and other receivables/payables and financing relate to the tax effect on exchange rate variation recognized within other comprehensive income (cash flow hedge accounting) as set out in note 29.2.

Summary of Reconciliation between Statutory Tax Rate and Effective Tax Expense Rate

The following table provides the reconciliation of Brazilian statutory tax rate to the Company’s effective rate on income before income taxes:

	2019	2018—Restated	2019	2018—Restated
	Jan-Jun	Jan-Jun	Apr-Jun	Apr-Jun
Net income before income taxes	9,305	7,140	7,818	3,851
Nominal income taxes computed based on Brazilian statutory corporate tax rates (34%)	(3,164)	(2,428)	(2,658)	(1,309)
· Tax benefits from the deduction of interest on capital distribution	112	62	112	62
· Different jurisdictional tax rates for companies abroad	702	258	514	213
. Brazilian income taxes on income of companies incorporated outside Brazil (*)	(83)	(79)	(30)	(54)
· Tax incentives	278	39	266	16
· Tax loss carryforwards (unrecognized tax losses)	(94)	(105)	(16)	(94)
· Non-taxable income (non-deductible expenses), net (**)	(1,247)	(138)	(1,128)	(65)
· Others	47	(14)	(20)	(5)

Income taxes expense	(3,449)	(2,405)	(2,960)	(1,236)

Deferred income taxes	(1,684)	(242)	(1,816)	(97)
Current income taxes	(1,765)	(2,163)	(1,144)	(1,139)

Total	(3,449)	(2,405)	(2,960)	(1,236)

Effective tax rate of income taxes	37.1%	33.7%	37.9%	32.1%

(*)	It relates to Brazilian income taxes on earnings of offshore investees, as established by Law No. 12,973/2014.
(**)	It includes results in equity-accounted investments and expenses relating to health care plan. In 2019, it also includes provisions for legal proceedings.